Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenue	¥ 4,581,551	¥ 4,263,762	¥ 4,027,478
Cost of sales	(1,580,217)	(1,426,678)	(1,244,072)
Selling, general and administrative expenses	(1,104,766)	(1,053,819)	(997,309)
Research and development expenses	(730,227)	(729,924)	(633,325)
Amortization and impairment losses on intangible assets associated with products	(643,233)	(652,117)	(542,443)
Other operating income	26,212	19,379	25,424
Other operating expenses	(206,733)	(206,527)	(145,247)
Operating profit	342,586	214,075	490,505
Finance income	46,549	52,093	62,913
Finance expenses	(210,065)	(219,850)	(169,698)
Share of profit (loss) of investments accounted for using the equity method	(3,986)	6,473	(8,630)
Profit before tax	175,084	52,791	375,090
Income tax (expenses) benefit	(66,941)	91,406	(58,052)
Net profit for the year	108,143	144,197	317,038
Attributable to:
Owners of the Company	107,928	144,067	317,017
Non-controlling interests	215	130	21
Net profit for the year	¥ 108,143	¥ 144,197	¥ 317,038
Earnings per share (JPY)
Basic earnings per share (in JPY per share)	¥ 68.36	¥ 92.09	¥ 204.29
Diluted earnings per share (in JPY per share)	¥ 67.23	¥ 91.16	¥ 201.94